Quarterly Report
December 31, 2022
MFS®  Alabama
Municipal Bond Fund
MAL-Q3

Portfolio of Investments
12/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
Airport Revenue – 0.1%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$55,000	$49,389
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	50,000	43,834
		$93,223
General Obligations - General Purpose – 14.4%
Arab, AL, General Obligation Warrants, “A”, AGM, 3%, 12/01/2046	$1,120,000	$849,588
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	245,000	258,043
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	141,969
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	40,000	41,965
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040 (w)	270,000	282,566
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	111,180
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	10,511	9,742
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	40,508	21,897
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	381,489	381,488
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	35,057	35,321
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	34,739	35,394
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	34,176	34,969
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	115,194	119,107
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	31,477	27,292
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	57,199	48,138
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	24,283	19,865
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	33,016	25,851
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	121,336	90,964
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	782,898
Fultondale, AL, General Obligation Warrants, “A”, AGM, 4%, 3/01/2040	1,000,000	976,198
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032 (Prerefunded 3/01/2024)	500,000	512,425
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2038	250,000	270,512
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2039	250,000	269,560
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	536,650
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2033	420,000	424,895
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	658,596
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	249,765
Oxford, AL, General Obligation Warrants, “A”, 5%, 7/01/2052	1,000,000	1,057,736
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	123,850
State of Illinois, General Obligation, “A”, 4%, 3/01/2040	105,000	91,238
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	170,000	146,715
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	100,000	85,252
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	724,971
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	1,008,987
		$10,455,587
General Obligations - Schools – 6.3%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$205,924
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	445,000	440,406
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029 (Prerefunded 11/01/2023)	200,000	203,461
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,017,306
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	625,000	483,281
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 4%, 3/01/2039	1,000,000	979,415
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, “B”, BAM, 4.125%, 3/01/2047	1,000,000	957,260
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	270,000	255,791
		$4,542,844

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 11.2%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$903,896
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	514,487
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	500,000	505,677
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	270,000	285,911
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	780,574
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	40,000	34,483
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	12,581
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	464,147
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	430,000	404,865
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	360,000	378,318
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	934,527
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	520,000	487,131
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	425,000	386,384
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,051,692
UAB Medicine Finance Authority Rev., “B2”, 5%, 9/01/2041	1,000,000	1,024,744
		$8,169,417
Healthcare Revenue - Long Term Care – 1.6%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$218,711
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	961,304
		$1,180,015
Industrial Revenue - Environmental Services – 0.4%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	$300,000	$286,909
Industrial Revenue - Other – 2.0%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$369,524
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	80,268
Virginia Small Business Financing Authority, Environmental Facilities Rev. (Pure Salmon Virginia LLC Project), 3.5%, 11/01/2052 (Put Date 11/01/2023)	1,000,000	996,444
		$1,446,236
Miscellaneous Revenue - Other – 1.1%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$245,000	$191,230
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	65,000	65,486
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,921
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	260,000	235,882
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	275,000	272,751
		$801,270
Multi-Family Housing Revenue – 2.2%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	$1,000,000	$1,008,394
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	222,556	214,904
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	585,000	393,121
		$1,616,419
Port Revenue – 1.4%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$1,031,374

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 9.6%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,047,176
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	820,000	288,079
Elmore County, AL, Board of Education School Tax Warrants, 4%, 8/01/2038	745,000	742,497
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	5,282
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,317
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,346
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	60,000	52,291
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	810,000	839,487
Jefferson County, AL, Limited Obligation Refunding Warrants, 5%, 9/15/2033	500,000	535,165
Jefferson County, AL, Limited Obligation Refunding Warrants, 4%, 9/15/2042	1,000,000	958,966
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	14,679
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	57,000	50,385
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	650,000	590,154
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	109,000	98,191
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	52,249
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	25,000	21,690
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	26,000	21,034
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	2,915
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	160,901
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	237,000	137,864
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,837,000	452,622
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037 (Prerefunded 2/01/2027)	750,000	819,261
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	100,000	82,358
		$6,983,909
Single Family Housing - State – 0.2%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$135,000	$135,013
State & Local Agencies – 1.7%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$292,041
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,273
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2023)	35,000	35,304
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	155,000	161,799
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,015
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	10,000	9,876
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	9,019
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	176,171
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	368,154
		$1,267,652
Student Loan Revenue – 0.7%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,658
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	90,000	72,382
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	40,000	32,765
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	415,000	408,845
		$518,650
Tax - Other – 4.5%
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	$750,000	$719,754
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	500,000	520,231
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	55,000	56,173
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	30,556
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	85,000	85,086
Jefferson County, AL, Board of Education, 4%, 2/01/2042	805,000	772,660
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	1,000,000	1,076,318
		$3,260,778

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$280,000	$247,558
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$250,000	$189,353
Transportation - Special Tax – 4.4%
Alabama Federal Aid Highway Finance Authority Special Obligation, “A”, 5%, 9/01/2035 (Prerefunded 9/01/2026)	$500,000	$541,710
HTA CL-6, TR CTFS CL-2031 Units, 5.25%, 7/01/2031	187,078	184,593
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2035	1,000,000	1,103,279
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2036	1,000,000	1,093,709
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	40,000	42,778
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	105,000	110,913
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	45,000	46,665
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	50,000	50,854
		$3,174,501
Universities - Colleges – 18.0%
Alabama Community College System Board of Trustees Rev., AGM, 4%, 9/01/2038	$1,000,000	$997,682
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2044	300,000	290,755
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	1,000,000	946,309
Alabama Community College System Board of Trustees Rev. (Snead State Community College), BAM, 4%, 9/01/2038	680,000	689,378
Auburn University, AL, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,585,526
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	528,115
Jacksonville State University, AL, Tuition and Fee Rev., 4%, 12/01/2040	750,000	700,356
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	606,893
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	279,116
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	65,000	63,425
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	500,000	521,718
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2035	755,000	826,781
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2036	475,000	517,938
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	1,000,000	1,081,684
University of North Alabama, General Fee Rev., “C”, BAM, 4%, 11/01/2038	500,000	505,395
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	524,142
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	774,415
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2036	355,000	357,191
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2038	500,000	494,493
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	770,000	750,912
		$13,042,224
Utilities - Municipal Owned – 1.1%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$5,000	$3,600
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	70,000	50,400
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	115,000	82,800
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	180,000	131,400
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	21,900
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	15,000	10,838
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	5,000	3,663
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	47,612
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	9,939
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	49,077
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,393
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	28,800
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	21,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	3,650
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	69,350
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	67,941
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,931

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	$5,000	$3,631
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	10,987
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	40,000	28,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	36,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	10,988
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	40,287
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	29,100
		$792,612
Utilities - Other – 3.0%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 1), “A”, 4%, 10/01/2028	$750,000	$738,245
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	1,000,000	964,493
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	425,000	443,029
		$2,145,767
Water & Sewer Utility Revenue – 13.3%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036 (Prerefunded 9/01/2025)	$1,000,000	$1,055,569
Birmingham, AL, Waterworks Board Water Rev., 5%, 1/01/2036 (Prerefunded 1/01/2028)	750,000	829,586
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2025)	500,000	522,519
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2031 (Prerefunded 1/01/2027)	500,000	545,297
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,029,598
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,019,655
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	45,000	45,581
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	118,070
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	45,522
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	45,319
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	94,153
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	750,000	769,495
Limestone County, AL, Water & Sewer Authority Rev., 5%, 12/01/2045	1,000,000	1,076,161
Madison, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	738,706
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	15,000	15,400
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	20,000	20,433
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	10,231
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	20,407
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	920,280
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	361,740
Scottsboro, AL, Board of Waterworks, Sewer & Gas Rev., “B”, BAM, 4%, 8/01/2039	350,000	342,673
		$9,626,395
Total Municipal Bonds		$71,007,706
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$136,000	$116,512
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	196,833	49,947
Total Bonds		$166,459
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$149,038	$65,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.02% (v)	1,097,178	$1,097,507

Other Assets, Less Liabilities – 0.3%		249,548
Net Assets – 100.0%		$72,586,424
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,097,507 and $71,239,369, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,221,400, representing 1.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$71,072,910	$—	$71,072,910
U.S. Corporate Bonds	—	166,459	—	166,459
Mutual Funds	1,097,507	—	—	1,097,507
Total	$1,097,507	$71,239,369	$—	$72,336,876
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,746,704	$31,655,270	$36,304,314	$(454)	$301	$1,097,507

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$33,609	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2022, are as follows:
Alabama	80.3%
Puerto Rico	5.0%
Illinois	2.1%
Virginia	1.9%
California	1.4%
New Jersey	0.9%
Pennsylvania	0.9%
New York	0.9%
Guam	0.8%
South Carolina	0.8%
North Carolina	0.7%
Texas	0.7%
Arkansas	0.7%
Tennessee	0.5%
Massachusetts	0.4%
New Hampshire	0.3%
Maryland	0.2%
Colorado	0.2%
Connecticut	0.2%
Wisconsin	0.1%
Iowa	0.1%
Michigan	0.1%
Indiana	0.1%
Virgin Islands	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.